SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting as per geographical areas
Net sales	R$ 68,916,447	R$ 82,412,210	R$ 78,345,081
Total assets	74,885,144	73,798,652	73,814,613
Brazil
Segment reporting as per geographical areas
Net sales	27,734,290	36,416,581	37,733,918
Total assets	32,811,578	31,628,514	31,740,469
Latin America
Segment reporting as per geographical areas
Net sales	8,003,111	8,294,142	8,567,310
Total assets	7,386,237	9,895,251	8,959,237
North America
Segment reporting as per geographical areas
Net sales	33,179,046	37,701,487	32,043,853
Total assets	R$ 34,687,329	R$ 32,274,887	R$ 33,114,907